Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Derivative Asset, Current	$ 2,177	$ 6,305
Derivative Asset, Noncurrent	330	2,533
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	0	1,356
Derivative Asset, Noncurrent	0	0
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
ASSETS
Derivative Asset, Current	0	0
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	0	1,356
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	2,049	4,682
Derivative Asset, Noncurrent	330	2,533
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
ASSETS
Derivative Asset, Current	0	267
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	$ 2,379	$ 7,482